GENERAL (Schedule of Assets and Liabilities Discontinued Operations) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
GENERAL [Abstract]
Trade receivables	$ 5,224	$ 25,977
Prepaid expenses and other current assets	$ 3,893	7,159
Long Term Investments		5,509
Severance pay fund		4,997
Deferred taxes		5,296
Goodwill		35,122
Other classes of assets	$ 25	5,645
Total assets of discontinued operations	$ 9,142	89,705
Trade payables		2,822
Accrued expenses and other liabilities	$ 12,698	28,813
Deferred revenue		22,722
Accrued severance pay		5,463
Other classes of liabilities	$ 2,455	2,640
Total liabilities of discontinued operations	$ 15,153	$ 62,460